Buffalo Growth & Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 81.0%	Shares	Value
Communication Services - 9.5%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	10,625	$459,744
		$–
Entertainment - 0.5%
Walt Disney Co.	7,605	943,096
		$–
Interactive Media & Services - 8.2%
Alphabet, Inc. - Class A	12,600	2,220,498
Alphabet, Inc. - Class C	13,000	2,306,070
Meta Platforms, Inc. - Class A	13,300	9,816,597
		14,343,165
Media - 0.5%
Comcast Corp. - Class A	22,500	803,025
Total Communication Services		16,549,030

Consumer Discretionary - 2.8%
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	11,000	2,413,290
		$–
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	9,500	870,485
		$–
Specialty Retail - 0.9%
Home Depot, Inc.	4,225	1,549,054
Total Consumer Discretionary		4,832,829

Consumer Staples - 4.3%
Beverages - 1.9%
PepsiCo, Inc.	5,550	732,822
Primo Brands Corp.	88,600	2,624,332
		3,357,154
Consumer Staples Distribution & Retail - 0.6%
Walmart, Inc.	10,350	1,012,023
		$–
Food Products - 1.0%
Lamb Weston Holdings, Inc.	18,400	954,040
Tyson Foods, Inc. - Class A	11,900	665,686
		1,619,726
Household Products - 0.5%
Procter & Gamble Co.	5,725	912,107
		$–
Personal Care Products - 0.3%
Kenvue, Inc.	27,000	565,110
Total Consumer Staples		7,466,120

Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Crescent Energy Co. - Class A	150,000	1,290,000
Energy Transfer LP	162,600	2,947,938
Enterprise Products Partners LP	46,650	1,446,617
Hess Corp.	9,875	1,368,082
Marathon Petroleum Corp.	12,126	2,014,250
Northern Oil and Gas, Inc.	63,400	1,797,390
Valero Energy Corp.	7,900	1,061,918
Viper Energy, Inc.	125,000	4,766,250
Total Energy		16,692,445

Financials - 19.2%
Banks - 7.0%
Bank of America Corp.	63,000	2,981,160
Citigroup, Inc.	24,375	2,074,800
Citizens Financial Group, Inc.	40,750	1,823,563
JPMorgan Chase & Co.	14,000	4,058,740
Truist Financial Corp.	28,600	1,229,514
		12,167,777
Capital Markets - 4.6%
Blackrock, Inc.	1,100	1,154,175
CME Group, Inc.	4,025	1,109,371
Intercontinental Exchange, Inc.	11,100	2,036,517
S&P Global, Inc.	7,136	3,762,741
		8,062,804
Financial Services - 5.5%
Burford Capital Ltd.	180,800	2,578,208
Mastercard, Inc. - Class A	4,400	2,472,536
Visa, Inc. - Class A	12,925	4,589,021
		9,639,765
Insurance - 2.1%
Arthur J. Gallagher & Co.	11,575	3,705,389
Total Financials		33,575,735

Health Care - 8.2%
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	10,000	1,360,100
Medtronic PLC	7,400	645,058
		2,005,158
Health Care Providers & Services - 4.6%
Elevance Health, Inc.	3,375	1,312,740
HCA Healthcare, Inc.	8,100	3,103,110
McKesson Corp.	2,500	1,831,950
UnitedHealth Group, Inc.	5,600	1,747,032
		7,994,832
Pharmaceuticals - 2.5%
Eli Lilly & Co.	3,150	2,455,519
Johnson & Johnson	7,125	1,088,344
Merck & Co., Inc.	9,800	775,768
		4,319,631
Total Health Care		14,319,621

Industrials - 6.8%
Aerospace & Defense - 0.4%
Boeing Co. (a)	3,025	633,828
		$–
Commercial Services & Supplies - 1.4%
Cintas Corp.	11,200	2,496,144
		$–
Electrical Equipment - 0.3%
AMETEK, Inc.	2,500	452,400
		$–
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	3,450	803,436
		$–
Machinery - 2.0%
Otis Worldwide Corp.	7,900	782,258
Parker-Hannifin Corp.	3,950	2,758,957
		3,541,215
Professional Services - 1.7%
Equifax, Inc.	3,200	829,984
SS&C Technologies Holdings, Inc.	26,600	2,202,480
		3,032,464
Trading Companies & Distributors - 0.5%
Fastenal Co.	20,600	865,200
Total Industrials		11,824,687

Information Technology - 13.2%
Communications Equipment - 0.7%
Cisco Systems, Inc.	17,750	1,231,495
		$–
IT Services - 1.3%
International Business Machines Corp.	7,700	2,269,806
		$–
Semiconductors & Semiconductor Equipment - 2.3%
Marvell Technology, Inc.	10,100	781,740
NVIDIA Corp.	7,100	1,121,729
QUALCOMM, Inc.	9,075	1,445,284
Texas Instruments, Inc.	2,950	612,479
		3,961,232
Software - 5.3%
Microsoft Corp.	18,650	9,276,696
		$–
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	31,080	6,376,684
Total Information Technology		23,115,913

Materials - 2.3%
Construction Materials - 1.8%
CRH PLC	25,600	2,350,080
Martin Marietta Materials, Inc.	1,500	823,440
		3,173,520
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	43,700	920,759
Total Materials		4,094,279

Utilities - 5.2%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	15,700	1,629,032
Edison International	30,550	1,576,380
PG&E Corp.	82,600	1,151,444
		4,356,856
Independent Power and Renewable Electricity Producers - 2.2%
Vistra Corp.	19,300	3,740,533
		$–
Multi-Utilities - 0.5%
Sempra Energy	12,200	924,394
Total Utilities		9,021,783
TOTAL COMMON STOCKS (Cost $54,395,788)		141,492,442

REAL ESTATE INVESTMENT TRUSTS - 6.6%	Shares	Value
Real Estate - 6.6%
Health Care REITs - 0.7%
Welltower, Inc.	7,900	1,214,467
		$–
Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust	90,000	899,100
		$–
Office REITs - 1.1%
NET Lease Office Properties (a)	31,400	1,022,070
Postal Realty Trust, Inc. - Class A	55,000	810,150
		1,832,220
Retail REITs - 1.4%
Macerich Co.	50,000	809,000
NETSTREIT Corp.	50,000	846,500
Realty Income Corp.	15,000	864,150
		2,519,650
Specialized REITs - 2.9%
American Tower Corp.	3,200	707,264
Digital Realty Trust, Inc.	5,000	871,650
Equinix Inc.	1,100	875,017
Lamar Advertising Co. - Class A	9,968	1,209,717
Public Storage	5,000	1,467,100
		5,130,748
Total Real Estate		11,596,185
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,378,098)		11,596,185

CONVERTIBLE BONDS - 5.6%	Par	Value
Consumer Discretionary - 3.6%
Hotels, Restaurants & Leisure - 3.6%
Royal Caribbean Cruises Ltd., 6.00%, 08/15/2025	1,000,000	6,313,250

Health Care - 1.3%
Biotechnology - 1.3%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	300,000	294,900
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	500,000	472,523
Exact Sciences Corp.
0.38%, 03/15/2027	100,000	95,400
0.38%, 03/01/2028	750,000	685,500
PTC Therapeutics, Inc., 1.50%, 09/15/2026	600,000	693,375
Total Health Care		2,241,698

Industrials - 0.2%
Electrical Equipment - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	500,000	397,846

Information Technology - 0.5%
Communications Equipment - 0.5%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	884,824
TOTAL CONVERTIBLE BONDS (Cost $4,476,355)		9,837,618

CONVERTIBLE PREFERRED STOCKS - 1.1%	Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Co., 6.00%, 10/15/2027	20,000	1,360,000

Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000	564,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)		1,924,000

SHORT-TERM INVESTMENTS - 5.7%	Shares	Value
Money Market Funds - 5.7%
Fidelity Money Market Government Portfolio - Class I, 4.23% (b)	9,950,635	9,950,635
TOTAL SHORT-TERM INVESTMENTS (Cost $9,950,635)		9,950,635

TOTAL INVESTMENTS - 100.0% (Cost $79,975,414)		174,800,880
Liabilities in Excess of Other Assets - (0.0)% (c)		(74,121)
TOTAL NET ASSETS - 100.0%		$174,726,759
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Growth & Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$141,492,442	$–	$–	$141,492,442
Real Estate Investment Trusts	11,596,185	–	–	11,596,185
Convertible Bonds	–	9,837,618	–	9,837,618
Convertible Preferred Stocks	1,924,000	–	–	1,924,000
Money Market Funds	9,950,635	–	–	9,950,635
Total Investments	$164,963,262	$9,837,618	$–	$174,800,880

Refer to the Schedule of Investments for further disaggregation of investment categories.